Schedule of Debt Obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
BPM Senior Living Facilities
Month Issued	Jul 2012
Outstanding Face Amount	$ 88,400
Carrying Value	88,400
Final Stated Maturity	Aug 2019
Unhedged Weighted Average Funding Cost (A)	3.44%	[1]
Weighted Average Funding Cost (B)	3.44%	[2]
Weighted Average Maturity (Years)	6.2
Face Amount of Floating Rate Debt	23,400
Outstanding Face Amount of Collateral (C)	N/A	[3]
Amortized Cost Basis of Collateral (C)	138,131	[3]
Carrying Value of Collateral (C)	138,131	[3]
Weighted Average Maturity (Years) Of Collateral	N/A
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges	23,400	[4]
BPM Senior Living Facilities | Restated
Outstanding Face Amount
Carrying Value
RLG Senior Living Facilities
Month Issued	Nov 2012
Outstanding Face Amount	16,000
Carrying Value	16,000
Final Stated Maturity	Oct 2017
Unhedged Weighted Average Funding Cost (A)	LIBOR + 3.75%; LIBOR floor of 1%	[1],[5]
Weighted Average Funding Cost (B)	4.75%	[2]
Weighted Average Maturity (Years)	4.8
Face Amount of Floating Rate Debt	16,000
Outstanding Face Amount of Collateral (C)	N/A	[3]
Amortized Cost Basis of Collateral (C)	22,262	[3]
Carrying Value of Collateral (C)	22,262	[3]
Weighted Average Maturity (Years) Of Collateral	N/A
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges		[4]
RLG Senior Living Facilities | Restated
Outstanding Face Amount
Carrying Value
Courtyard Senior Living Facilities
Month Issued	Dec 2012
Outstanding Face Amount	16,125
Carrying Value	16,125
Final Stated Maturity	Oct 2017
Unhedged Weighted Average Funding Cost (A)	LIBOR + 3.75%; LIBOR floor of 1%	[1],[5]
Weighted Average Funding Cost (B)	4.75%	[2]
Weighted Average Maturity (Years)	4.8
Face Amount of Floating Rate Debt	16,125
Outstanding Face Amount of Collateral (C)	N/A	[3]
Amortized Cost Basis of Collateral (C)	21,494	[3]
Carrying Value of Collateral (C)	21,494	[3]
Weighted Average Maturity (Years) Of Collateral	N/A
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges		[4]
Courtyard Senior Living Facilities | Restated
Outstanding Face Amount
Carrying Value
CDO IV Bonds Payable
Month Issued	Mar 2004	[6]
Outstanding Face Amount	79,898	[6]	106,645	[6]
Carrying Value	79,811	[6]	106,454	[6]
Final Stated Maturity	Mar 2039	[6]
Unhedged Weighted Average Funding Cost (A)	1.83%	[1],[6]
Weighted Average Funding Cost (B)	5.02%	[2],[6]
Weighted Average Maturity (Years)	1.3	[6]
Face Amount of Floating Rate Debt	69,098	[6]
Outstanding Face Amount of Collateral (C)	168,111	[3],[6]
Amortized Cost Basis of Collateral (C)	155,646	[3],[6]
Carrying Value of Collateral (C)	151,250	[3],[6]
Weighted Average Maturity (Years) Of Collateral	1.9	[6]
Floating Rate Face Amount of Collateral (C)	43,202	[3],[6]
Aggregate Notional Amount of Current Hedges	69,098	[4],[6]
CDO VI Bonds Payable
Month Issued	Apr 2005	[6]
Outstanding Face Amount	91,578	[6]	91,141	[6]
Carrying Value	91,578	[6]	91,141	[6]
Final Stated Maturity	Apr 2040	[6]
Unhedged Weighted Average Funding Cost (A)	0.87%	[1],[6]
Weighted Average Funding Cost (B)	5.35%	[2],[6]
Weighted Average Maturity (Years)	4.8	[6]
Face Amount of Floating Rate Debt	88,495	[6]
Outstanding Face Amount of Collateral (C)	180,039	[3],[6]
Amortized Cost Basis of Collateral (C)	92,932	[3],[6]
Carrying Value of Collateral (C)	119,184	[3],[6]
Weighted Average Maturity (Years) Of Collateral	3.1	[6]
Floating Rate Face Amount of Collateral (C)	49,393	[3],[6]
Aggregate Notional Amount of Current Hedges	88,495	[4],[6]
CDO VIII Bonds Payable
Month Issued	Nov 2006
Outstanding Face Amount	518,501		577,133
Carrying Value	517,541		575,736
Final Stated Maturity	Nov 2052
Unhedged Weighted Average Funding Cost (A)	0.78%	[1]
Weighted Average Funding Cost (B)	2.20%	[2]
Weighted Average Maturity (Years)	2.4
Face Amount of Floating Rate Debt	510,901
Outstanding Face Amount of Collateral (C)	707,189	[3]
Amortized Cost Basis of Collateral (C)	523,202	[3]
Carrying Value of Collateral (C)	551,058	[3]
Weighted Average Maturity (Years) Of Collateral	2.9
Floating Rate Face Amount of Collateral (C)	385,978	[3]
Aggregate Notional Amount of Current Hedges	154,450	[4]
CDO IX Bonds Payable
Month Issued	May 2007
Outstanding Face Amount	400,938		480,125
Carrying Value	402,424		482,329
Final Stated Maturity	May 2052
Unhedged Weighted Average Funding Cost (A)	0.59%	[1]
Weighted Average Funding Cost (B)	0.59%	[2]
Weighted Average Maturity (Years)	2.3
Face Amount of Floating Rate Debt	400,938
Outstanding Face Amount of Collateral (C)	637,873	[3]
Amortized Cost Basis of Collateral (C)	517,982	[3]
Carrying Value of Collateral (C)	527,903	[3]
Weighted Average Maturity (Years) Of Collateral	3.2
Floating Rate Face Amount of Collateral (C)	326,849	[3]
Aggregate Notional Amount of Current Hedges		[4]
CDO X Bonds Payable
Month Issued	Jul 2007	[7]
Outstanding Face Amount		[7]	1,150,000	[7]
Carrying Value		[7]	1,147,945	[7]
Final Stated Maturity	Jul 2052	[7]
Unhedged Weighted Average Funding Cost (A)	N/A	[1],[7]
Weighted Average Maturity (Years)		[7]
Face Amount of Floating Rate Debt		[7]
Outstanding Face Amount of Collateral (C)		[3],[7]
Amortized Cost Basis of Collateral (C)		[3],[7]
Carrying Value of Collateral (C)		[3],[7]
Weighted Average Maturity (Years) Of Collateral		[7]
Floating Rate Face Amount of Collateral (C)		[3],[7]
Aggregate Notional Amount of Current Hedges		[4],[7]
Total CDO Bonds Payable
Outstanding Face Amount	1,090,915		2,405,044
Carrying Value	1,091,354		2,403,605
Weighted Average Funding Cost (B)	2.08%	[2]
Weighted Average Maturity (Years)	2.5
Face Amount of Floating Rate Debt	1,069,432
Outstanding Face Amount of Collateral (C)	1,693,212	[3]
Amortized Cost Basis of Collateral (C)	1,289,762	[3]
Carrying Value of Collateral (C)	1,349,395	[3]
Weighted Average Maturity (Years) Of Collateral	2.9
Floating Rate Face Amount of Collateral (C)	805,422	[3]
Aggregate Notional Amount of Current Hedges	312,043	[4]
MH Loans Portfolio I Bonds and Notes Payable
Month Issued	Apr 2010	[8]
Outstanding Face Amount	70,056	[8]	70,109	[8]
Carrying Value	66,199	[8]	69,256	[8]
Final Stated Maturity	Jul 2035	[8]
Unhedged Weighted Average Funding Cost (A)	6.25%	[1],[8]
Weighted Average Funding Cost (B)	6.25%	[2],[8]
Weighted Average Maturity (Years)	4.2	[8]
Face Amount of Floating Rate Debt		[8]
Outstanding Face Amount of Collateral (C)	118,746	[3],[8]
Amortized Cost Basis of Collateral (C)	100,124	[3],[8]
Carrying Value of Collateral (C)	100,124	[3],[8]
Weighted Average Maturity (Years) Of Collateral	6.8	[8]
Floating Rate Face Amount of Collateral (C)	909	[3],[8]
Aggregate Notional Amount of Current Hedges		[4],[8]
MH Loans Portfolio II Bonds and Notes Payable
Month Issued	May 2011	[8]
Outstanding Face Amount	117,907	[8]	126,856	[8]
Carrying Value	117,191	[8]	125,630	[8]
Final Stated Maturity	Dec 2033	[8]
Unhedged Weighted Average Funding Cost (A)	4.40%	[1],[8]
Weighted Average Funding Cost (B)	4.40%	[2],[8]
Weighted Average Maturity (Years)	3.9	[8]
Face Amount of Floating Rate Debt		[8]
Outstanding Face Amount of Collateral (C)	153,193	[3],[8]
Amortized Cost Basis of Collateral (C)	150,123	[3],[8]
Carrying Value of Collateral (C)	150,123	[3],[8]
Weighted Average Maturity (Years) Of Collateral	5.6	[8]
Floating Rate Face Amount of Collateral (C)	25,727	[3],[8]
Aggregate Notional Amount of Current Hedges		[4],[8]
Residential Mortgage Loans
Month Issued	Aug 2006
Outstanding Face Amount			5,491
Carrying Value			5,491
Final Stated Maturity	N/A
Unhedged Weighted Average Funding Cost (A)	N/A	[1]
Weighted Average Funding Cost (B)		[2]
Weighted Average Maturity (Years)
Face Amount of Floating Rate Debt
Outstanding Face Amount of Collateral (C)		[3]
Amortized Cost Basis of Collateral (C)		[3]
Carrying Value of Collateral (C)		[3]
Weighted Average Maturity (Years) Of Collateral
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges		[4]
Total Other Bonds And Notes Payable
Outstanding Face Amount	187,963		202,456
Carrying Value	183,390		200,377
Weighted Average Funding Cost (B)	5.07%	[2]
Weighted Average Maturity (Years)	4.0
Face Amount of Floating Rate Debt
Outstanding Face Amount of Collateral (C)	271,939	[3]
Amortized Cost Basis of Collateral (C)	250,247	[3]
Carrying Value of Collateral (C)	250,247	[3]
Weighted Average Maturity (Years) Of Collateral	6.1
Floating Rate Face Amount of Collateral (C)	26,636	[3]
Aggregate Notional Amount of Current Hedges		[4]
CDO Securities Repurchase Agreements
Month Issued	Dec 2012	[9]
Outstanding Face Amount	5,658	[9]	8,728	[9]
Carrying Value	5,658	[9]	8,728	[9]
Final Stated Maturity	Mar 2013	[9]
Unhedged Weighted Average Funding Cost (A)	LIBOR + 2.25%	[1],[9]
Weighted Average Funding Cost (B)	2.46%	[2],[9]
Weighted Average Maturity (Years)	0.2	[9]
Face Amount of Floating Rate Debt	5,658	[9]
Outstanding Face Amount of Collateral (C)		[3],[9]
Amortized Cost Basis of Collateral (C)		[3],[9]
Carrying Value of Collateral (C)		[3],[9]
Weighted Average Maturity (Years) Of Collateral		[9]
Floating Rate Face Amount of Collateral (C)		[3],[9]
Aggregate Notional Amount of Current Hedges		[4],[9]
Non-agency RMBS Repurchase Agreements
Month Issued	Various	[10]
Outstanding Face Amount	150,922	[10]		[10]
Carrying Value	150,922	[10]		[10]
Final Stated Maturity	Jan 2013	[10]
Unhedged Weighted Average Funding Cost (A)	LIBOR + 2.00%	[1],[10]
Weighted Average Funding Cost (B)	2.21%	[10],[2]
Weighted Average Maturity (Years)	0.1	[10]
Face Amount of Floating Rate Debt	150,922	[10]
Outstanding Face Amount of Collateral (C)	344,177	[10],[3]
Amortized Cost Basis of Collateral (C)	215,212	[10],[3]
Carrying Value of Collateral (C)	228,493	[10],[3]
Weighted Average Maturity (Years) Of Collateral	6.9	[10]
Floating Rate Face Amount of Collateral (C)	344,177	[10],[3]
Aggregate Notional Amount of Current Hedges		[10],[4]
FNMA/FHLMC Securities
Month Issued	Various	[11]
Outstanding Face Amount	772,855	[11]	231,012	[11]
Carrying Value	772,855	[11]	231,012	[11]
Final Stated Maturity	Various	[11]
Unhedged Weighted Average Funding Cost (A)	0.53%	[1],[11]
Weighted Average Funding Cost (B)	0.53%	[11],[2]
Weighted Average Maturity (Years)	0.1	[11]
Face Amount of Floating Rate Debt	772,855	[11]
Outstanding Face Amount of Collateral (C)	768,619	[11],[3]
Amortized Cost Basis of Collateral (C)	818,866	[11],[3]
Carrying Value of Collateral (C)	820,536	[11],[3]
Weighted Average Maturity (Years) Of Collateral	3.5	[11]
Floating Rate Face Amount of Collateral (C)	768,619	[11],[3]
Aggregate Notional Amount of Current Hedges	N/A	[11],[4]
Total Repurchase Agreements
Outstanding Face Amount	929,435		239,740
Carrying Value	929,435		239,740
Weighted Average Funding Cost (B)	0.81%	[2]
Weighted Average Maturity (Years)	0.1
Face Amount of Floating Rate Debt	929,435
Outstanding Face Amount of Collateral (C)	1,112,796	[3]
Amortized Cost Basis of Collateral (C)	1,034,078	[3]
Carrying Value of Collateral (C)	1,049,029	[3]
Weighted Average Maturity (Years) Of Collateral	4.6
Floating Rate Face Amount of Collateral (C)	1,112,796	[3]
Aggregate Notional Amount of Current Hedges		[4]
Total Mortgage Notes Payable
Outstanding Face Amount	120,525
Carrying Value	120,525
Weighted Average Funding Cost (B)	3.79%	[2]
Weighted Average Maturity (Years)	5.8
Face Amount of Floating Rate Debt	55,525
Outstanding Face Amount of Collateral (C)	N/A	[3]
Amortized Cost Basis of Collateral (C)	181,887	[3]
Carrying Value of Collateral (C)	181,887	[3]
Weighted Average Maturity (Years) Of Collateral	N/A
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges	23,400	[4]
Junior Subordinated Debt
Month Issued	Mar 2006
Outstanding Face Amount	51,004		51,004
Carrying Value	51,243		51,248
Final Stated Maturity	Apr 2035
Unhedged Weighted Average Funding Cost (A)	7.574%; LIBOR+2.25% After Apr 2016	[1],[12]
Weighted Average Funding Cost (B)	7.40%	[2]
Weighted Average Maturity (Years)	22.3
Face Amount of Floating Rate Debt
Outstanding Face Amount of Collateral (C)		[3]
Amortized Cost Basis of Collateral (C)		[3]
Carrying Value of Collateral (C)		[3]
Weighted Average Maturity (Years) Of Collateral
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges		[4]
Total Corporate
Outstanding Face Amount	51,004		51,004
Carrying Value	51,243		51,248
Weighted Average Funding Cost (B)	7.40%	[2]
Weighted Average Maturity (Years)	22.3
Face Amount of Floating Rate Debt
Outstanding Face Amount of Collateral (C)		[3]
Amortized Cost Basis of Collateral (C)		[3]
Carrying Value of Collateral (C)		[3]
Weighted Average Maturity (Years) Of Collateral
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges		[4]
Debt Securities Payable
Outstanding Face Amount	2,379,842		2,898,244
Carrying Value	2,375,947		2,894,970
Weighted Average Funding Cost (B)	2.02%	[2]
Weighted Average Maturity (Years)	2.3
Face Amount of Floating Rate Debt	2,054,392
Outstanding Face Amount of Collateral (C)	3,077,947	[3]
Amortized Cost Basis of Collateral (C)	2,755,974	[3]
Carrying Value of Collateral (C)	2,830,558	[3]
Weighted Average Maturity (Years) Of Collateral	3.8
Floating Rate Face Amount of Collateral (C)	1,944,854	[3]
Aggregate Notional Amount of Current Hedges	335,443	[4]
Subprime mortgage loans subject to call option
Month Issued	April 2006 and July 2007	[13]
Outstanding Face Amount	406,217	[13]	406,217	[13]
Carrying Value	405,814	[13]	404,723	[13]
Total Debt
Outstanding Face Amount	2,786,059		3,304,461
Carrying Value	$ 2,781,761		$ 3,299,693

[1]	(A) Weighted average, including floating and fixed rate classes and including the amortization of deferred financing costs.
[2]	(B) Including the effect of applicable hedges.
[3]	(C) Excluding (i) restricted cash held in CDOs to be used for principal and interest payments of CDO debt, and (ii) operating cash in senior living entities.
[4]	(D) Including a $23.4 million notional amount of interest rate cap agreement in for the mortgage notes payable, and $69.1 million and $88.5 million of interest rate swap agreements in CDOs IV and VI, respectively, which were economic hedges not designated as hedges for accounting purposes.
[5]	(H) These financings have a Libor floor of 1%.
[6]	(E) These CDOs were not in compliance with their applicable over collateralization tests as of December 31, 2012. Newcastle is not receiving cash flows from these CDOs (other than senior management fees and cash flows on senior classes of bonds that were repurchased), since net interest is being used to pay debt, and expects these CDOs to remain out of compliance for the foreseeable future.
[7]	(F) Deconsolidated on September 12, 2012.
[8]	(G) Excluding $20.5 million face amount of other bonds payable relating to MH loans Portfolio I sold to certain Newcastle CDOs, which were eliminated in consolidation.
[9]	(I) The counterparty of this repurchase agreement is Bank of America. It is secured by $21.0 million face amount of notes issued by Newcastle CDO VI, which is eliminated in consolidation. The maximum recourse to Newcastle is $1.4 million. This repurchase agreement was subsequently paid off in January 2013.
[10]	(J) The counterparty on these repurchase agreements is Credit Suisse.
[11]	(K) The counterparties on these repurchase agreements are Bank of America, Barclays, Citi and Goldman Sachs. Interest rates on these repurchase agreements are fixed, but will be reset on a short-term basis.
[12]	(M) LIBOR + 2.25% after April 2016.
[13]	(L) Issued in April 2006 and July 2007. See Note 6 regarding the securitizations of Subprime Portfolios I and II.